Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives

						Group
	2022			2021
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	14,769	320	299	11,750	159	183
Interest rate contracts	31,599	473	792	25,617	489	708
Equity and credit contracts	954	142	25	1,138	166	57
Total derivatives held for trading	47,322	935	1,116	38,505	814	948
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	538	12	4	590	39	—
Interest rate contracts	77,885	1,776	411	80,651	908	737
	78,423	1,788	415	81,241	947	737
Designated as cash flow hedges:
Exchange rate contracts	26,035	1,717	186	22,239	996	338
Interest rate contracts	25,971	164	1,463	21,329	177	216
Equity derivative contracts	51	8	1	47	7	1
	52,057	1,889	1,650	43,615	1,180	555
Total derivatives held for hedging	130,480	3,677	2,065	124,856	2,127	1,292
Derivative netting(1)	—	(2,173)	(2,173)	—	(1,221)	(1,221)
Total derivatives	177,802	2,439	1,008	163,361	1,720	1,019
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was £1,368m (2021: £189m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £70m (2021: £202m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method
The table below analyses the notional and fair values of derivatives by trading and settlement method.

	Notional
	Traded over the counter			Asset	Liability
	Settled by central counterparties	Not settled by central counterparties	Total	Traded over the counter	Traded over the counter
2022	£m	£m	£m	£m	£m
Exchange rate contracts	—	41,342	41,342	2,049	489
Interest rate contracts	124,638	10,817	135,455	240	493
Equity and credit contracts	—	1,005	1,005	150	26
	124,638	53,164	177,802	2,439	1,008

2021
Exchange rate contracts	—	34,579	34,579	1,193	522
Interest rate contracts	117,560	10,037	127,597	353	441
Equity and credit contracts	—	1,185	1,185	174	56
	117,560	45,801	163,361	1,720	1,019

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies
The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2022	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	2,210	4,468	21,678	45,451	3,808	77,615
	Average fixed interest rate - GBP	2.58%	0.88%	0.56%	2.07%	3.78%
	Average fixed interest rate - EUR	1.77%	1.60%	0.77%	0.28%	3.09%
	Average fixed interest rate - USD	1.35%	3.47%	3.51%	2.00%	4.92%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	66	465	7	538
	Interest rate contracts - Nominal amount (£m)	—	—	—	263	7	270
	Average GBP - EUR exchange rate	—	—	1.20	1.16	1.10
	Average GBP - USD exchange rate	—	—	—	1.19	—
	Average fixed interest rate - EUR	—%	—%	3.42%	2.06%	—%
	Average fixed interest rate - USD	—%	—%	—%	4.63%	—%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,042	2,191	1,940	13,060	1,076	19,309
	Average fixed interest rate - GBP	1.77%	2.29%	1.98%	2.35%	1.84%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,301	3,135	2,381	10,606	1,163	19,586
	Interest rate contracts - Nominal amount (£m)	415	—	—	2,325	997	3,737
	Average GBP - JPY exchange rate	—	157.45	160.04	—	—
	Average GBP - CHF exchange rate	—	1.13	—	—	—
	Average GBP - EUR exchange rate	—	—	1.12	1.18	1.17
	Average GBP - USD exchange rate	1.22	1.25	1.17	1.31	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	6	43	2	51
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	1,173	4,626	650	6,449
	Interest rate contracts - Nominal amount (£m)	—	—	585	2,132	208	2,925
	Average GBP - EUR exchange rate	—	—	1.19	1.21	1.20
	Average GBP - USD exchange rate	—	—	1.60	1.50	1.54
	Average fixed interest rate - GBP	—	—	3.27%	2.58%	4.59%

2021
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	3,121	6,223	21,442	44,644	4,991	80,421
	Average fixed interest rate - GBP	0.59%	0.42%	0.09%	0.88%	3.13%
	Average fixed interest rate - EUR	0.51%	1.74%	1.08%	0.81%	2.61%
	Average fixed interest rate - USD	1.91%	0.96%	1.44%	2.76%	4.05%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	—	107	381	102	590
	Interest rate contracts - Nominal amount (£m)	—	—	—	193	37	230
	Average GBP - EUR exchange rate	—	—	1.21	1.16	1.17
	Average fixed interest rate - EUR	—	—	3.29%	2.03%	2.62%
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	1,010	481	871	7,532	5,137	15,031
	Average fixed interest rate - GBP	1.97%	0.44%	0.08%	1.39%	0.97%
FX risk	Exchange rate contracts - Nominal amount (£m)	2,703	936	2,057	6,715	2,124	14,535
	Interest rate contracts - Nominal amount (£m)	—	—	—	2,438	887	3,325
	Average GBP - JPY exchange rate	—	142.91	148.86	—	—
	Average GBP - EUR exchange rate	1.17	—	1.18	1.16	1.17
	Average GBP - USD exchange rate	1.34	1.34	1.33	1.34	1.39
Equity risk	Equity derivative contracts - Nominal amount (£m)	—	—	2	41	4	47
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	620	—	840	4,765	1,479	7,704
	Interest rate contracts - Nominal amount (£m)	—	—	—	2,049	924	2,973
	Average GBP - EUR exchange rate	1.28	—	1.39	1.20	1.20
	Average GBP - USD exchange rate	—	—	—	1.61	1.38
	Average fixed interest rate - GBP	2.26%	—	1.17%	2.72%	3.41%

Net Gains or Losses Arising From Hedges Included in Operating Income
Net gains or losses arising from fair value and cash flow hedges included in other operating income

			Group
	2022	2021	2020
	£m	£m	£m
Fair value hedging:
Gains/(losses) on hedging instruments	2,371	846	(299)
(Losses)/gains on hedged items attributable to hedged risks	(2,307)	(804)	364
Fair value hedging ineffectiveness	64	42	65
Cash flow hedging ineffectiveness	(36)	(34)	(46)
	28	8	19

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory
Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2022			2021			2020
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
Fair value hedges:	£m	£m	£m	£m	£m	£m	£m	£m	£m
Interest rate risk	2,382	(2,324)	58	868	(838)	30	(358)	384	26
Interest rate/FX risk	(11)	17	6	(22)	34	12	59	(20)	39
	2,371	(2,307)	64	846	(804)	42	(299)	364	65

					Group
		Hedging Instruments		Recognised in income statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
Cash flow hedges:		£m	£m	£m	£m
2022
Interest rate risk	Net interest income	(1,150)	1,150	—	(96)
FX risk	Net interest income/other operating income	1,602	(1,602)	—	1,691
Equity risk	Operating expenses	2	(2)	—	2
Interest rate/FX risk	Net interest income/other operating income	(54)	18	(36)	533
		400	(436)	(36)	2,130
2021
Interest rate risk	Net interest income	(312)	306	(6)	70
FX risk	Net interest income/other operating income	(54)	54	—	(158)
Equity risk	Operating expenses	(1)	1	—	2
Interest rate/FX risk	Net interest income/other operating income	(542)	514	(28)	(273)
		(909)	875	(34)	(359)
2020
Interest rate risk	Net interest income	185	(179)	6	33
FX risk	Net interest income/other operating income	(42)	38	(4)	2
Equity risk	Operating expenses	2	(2)	—	(5)
Interest rate/FX risk	Net interest income/other operating income	782	(830)	(48)	773
		927	(973)	(46)	803

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2022	2021
	£m	£m
Balance at 1 January	133	649
Effective portion of changes in fair value:
– Interest rate risk	(1,150)	(306)
– Foreign currency risk	1,602	(54)
– Equity risk	2	(1)
– Interest rate/foreign currency risk	(18)	(514)
	436	(875)
Income statement transfers:
– Interest rate risk	96	(70)
– Foreign currency risk	(1,691)	158
– Equity risk	(2)	(2)
– Interest rate/foreign currency risk	(533)	273
	(2,130)	359
Balance at 31 December	(1,561)	133

Disclosure of detailed information about hedges	Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2022					2021
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiveness
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	60,783	—	(2,637)	(651)	(2,708)	58,455	—	88	500	(1,096)
Other financial assets at amortised cost	156	—	(12)	2	(14)	160	—	2	3	(12)
Reverse repurchase agreements – non trading	4,045	—	(5)	(1)	—	9,570	—	(5)	—	(6)
Other financial assets at FVOCI	2,325	(200)	—	35	(227)	3,728	23	—	47	(112)
Deposits by customers	(1,394)	—	5	—	5	—	—	—	—	14
Debt securities in issue	(5,210)	355	(95)	(172)	566	(4,373)	(188)	(115)	(230)	325
Subordinated liabilities	(250)	(27)	(6)	(62)	54	(293)	(75)	(8)	(70)	49
Interest rate/FX risk:
Other financial assets at FVOCI	237	(21)	—	1	(9)	227	—	—	1	(20)
Debt securities in issue	(290)	(18)	—	(37)	27	(423)	(55)	—	(47)	55
Subordinated liabilities	1	1	—	1	(1)	2	2	—	2	(1)
	60,403	90	(2,750)	(884)	(2,307)	67,053	(293)	(38)	206	(804)

							Group
				2022			2021
		Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
	Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:	Loans and advances to customers	925	(999)	(1)	236	(135)	(2)
	Cash and balances at central banks	233	(274)	(106)	71	(80)	—
	Deposits by banks	(8)	7	—	(1)	1	—
FX risk:	Other financial assets at FVOCI	—	(6)	—	(194)	(1)	—
	Not applicable – highly probable forecast transactions	(349)	2	—	148	1	—
	Deposits by customers	(74)	—	—	4	—	—
	Debt securities in issue	(1,142)	(19)	(2)	90	67	6
	Repurchase agreements - non trading	(37)	—	—	6	—	—
Equity risk:	Other liabilities	(2)	3	—	1	3	—
Interest rate/FX risk:	Debt securities in issue/loans and advances to customers	55	(244)	(3)	503	144	(4)
	Subordinated liabilities/loans and advances to customers	(37)	(31)	77	11	133	80
		(436)	(1,561)	(35)	875	133	80